Income Taxes - Net loss before taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
U.S.			$ (7,911,970)	$ (4,808,983)
Non-U.S.			(4,158,494)	(4,249,923)
Net Loss before Taxes	$ (2,547,450)	$ (1,692,062)	$ (12,070,464)	$ (9,058,906)